Operating expenses (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of Detailed Information About Operating Expenses Explanatory

	Three months ended March 31,
	2022	2021
	$	$
Key management personnel:
Salaries and short-term employee benefits	355	219
Consultant fees	17	48
Share-based compensation costs	16	10
Post-employment benefits	18	12
	406	289
Other employees:
Salaries and short-term employee benefits	415	310
Post-employment benefits	85	38
Share-based compensation costs	11	3
	511	351
Cost of inventory used and services provided	79	29
Professional fees	647	580
Consulting fees	260	130
Insurance	422	227
Third-party research and development	1,975	1,147
Grants (note 4)	(146)	—
Travel	43	22
Marketing services	5	97
Laboratory supplies	87	15
Other goods and services	45	19
Leasing costs	(40)	34
Depreciation and amortization	36	36
Operating foreign exchange loss	—	21
	4,330	2,997